UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  November 30, 2015

Item 1. Reports to Stockholders.

Reinhart Mid Cap Private Market Value Fund

Investor Class Shares – RPMMX
Advisor Class Shares – RPMVX

Semi-Annual Report

www.ReinhartFunds.com	November 30, 2015

Reinhart Mid Cap Private Market Value Fund (Unaudited)

December 28, 2015

Fellow Shareholders,

The U.S. equity markets experienced increased volatility during the second half of 2015.  The S&P 500 Index declined over 6% in the month of August.  Market concerns about a possible Fed rate hike were soon outweighed by late summer fears of a global economic slowdown.  Emerging markets have been under pressure for several quarters, China is struggling to reignite industrial growth, and U.S. companies are striving to maintain corporate profit margins in this competitive environment.  As a result of these factors, Reinhart Mid Cap Private Market Value Fund – Advisor Class declined -3.88% during the six-month period ending November 30, 2015.  The Fund preserved capital better than many other midcap value funds, with Morningstar’s Mid Cap Value category average declining -4.72% for the same six-month period.  Similarly, the Fund’s benchmark, the Russell Midcap Value Index, fell -4.65% during the six months ending November 30, 2015.

Fund performance benefitted from fewer cyclical holdings within the Industrial and Material sectors.  In addition, Fund returns were enhanced by three portfolio buyouts during this period of time.  Plum Creek Timber, AGL Resources, and Cameron International were each acquired by larger companies at significant premiums to their previous stock prices.  Although investing in the Energy sector during 2015 in the face of falling oil prices has been challenging, the buyout of Cameron International demonstrated the importance of sticking with our Private Market Valuation discipline and reinforced our team’s strategy of finding value in out-of-favor companies.

The primary detractor from the Fund’s performance for the six-month period ending November 30, 2015 was the portfolio’s overweight in the Consumer Discretionary sector, which as of November 30, 2015, represented approximately 13% of Fund assets compared to approximately 8.5% of the Russell Midcap Value Index.  U.S. consumer spending remains tepid and retail results were hampered by late fall weather across the country.  However, our research team has continued to identify healthy business models in the consumer area, investing new capital in these stocks that trade at significant discounts to our estimated private market value.

Another dynamic which encourages us as we look forward into 2016 is the increasingly attractive prices within Reinhart’s area of expertise – midcap value equities.  While larger growth stocks, as measured by the Russell 1000 Growth Index, have advanced +7.24% year-to-date through November 30, 2015, midcap value stocks, as measured by the Russell Midcap Value Index, have declined -1.74%. This divergence and market volatility has created a broader opportunity set for the Fund and, we believe, a more balanced risk-reward scenario for shareholders.

As a result, the Fund has initiated more new positions in recent months, increasing portfolio turnover from the typical 50% level in recent years to 67% in the six month period ending November 30, 2015.  This higher level of activity is consistent with our investment discipline and Private Market Value philosophy, and the Fund aims to continue to take advantage of these dislocations within the midcap universe.

We want to thank you for your investment in the Reinhart Mid Cap Private Market Value Fund. Many of our shareholders have now been invested in the Fund for over three years, and we appreciate your trust and ongoing participation in the PMV portfolio.

Sincerely,

Brent Jesko, MBA
Senior Portfolio Manager, Reinhart Partners Inc.

Reinhart Mid Cap Private Market Value Fund (Unaudited)

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Russell Midcap Value Index: an unmanaged index which measures the performance of mid-sized U.S. companies classified by Russell as ‘value’.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Morningstar Mid-Cap Value category: a peer group of portfolios which focus on a mix of small-, mid-, and large-cap stocks. All look for U.S. stocks that are less expensive or growing more slowly than the market. The U.S. mid-cap range for market capitalization typically falls between $1 billion-$8 billion and represents 20% of the total capitalization of the U.S. equity market. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

An investment cannot be made directly to an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Mid Cap Private Market Value Fund

VALUE OF $10,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of November 30, 2015

	1-Year	Since Inception(1)
Investor Class	0.95%	13.13%
Advisor Class	1.18%	13.40%
Russell Midcap Value Index(2)	(1.00)%	16.66%

(1)	June 1, 2012.
(2)	The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Reinhart Mid Cap Private Market Value Fund

EXPENSE EXAMPLE (UNAUDITED)
NOVEMBER 30, 2015

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2015 – November 30, 2015).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (6/1/2015)	Value (11/30/2015)	(6/1/2015 to 11/30/2015)
Investor Class Actual(2)	$1,000.00	$ 960.40	$6.62
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.25	$6.81
Advisor Class Actual(2)	$1,000.00	$ 961.20	$5.39
Advisor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.50	$5.55

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.35% and 1.10% for the Investor Class and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended November 30, 2015 of -3.96% and -3.88% for the Investor Class and Advisor Class, respectively.

Reinhart Mid Cap Private Market Value Fund

ALLOCATION OF PORTFOLIO NET ASSETS (UNAUDITED)
NOVEMBER 30, 2015
(% OF NET ASSETS)

TOP TEN EQUITY HOLDINGS (UNAUDITED)
NOVEMBER 30, 2015
(% OF NET ASSETS)

White Mountains Insurance Group	3.3%
Citizens Financial Group	3.2%
Franklin Resources	3.1%
Huntington Ingalls Industries	3.1%
Apache	3.0%
Corrections Corporation of America – REIT	2.9%
ADT	2.9%
Clean Harbors	2.8%
Discovery Communications, Class A	2.8%
Fifth Third Bancorp	2.8%

Reinhart Mid Cap Private Market Value Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2015

Description	Shares	Value

COMMON STOCKS – 93.4%

Consumer Discretionary – 13.0%
Dick’s Sporting Goods	78,350	$3,058,001
Discovery Communications, Class A*	101,000	3,145,140
Gentex	145,000	2,426,575
Interpublic Group of Companies	75,130	1,727,990
Johnson Controls	52,700	2,424,200
Michaels*	75,430	1,675,300
		14,457,206

Consumer Staples – 3.8%
Archer-Daniels-Midland	74,000	2,700,260
Ingredion	16,060	1,583,034
		4,283,294

Energy – 9.7%
Apache	68,000	3,344,240
Cameron International*	43,750	2,987,688
Pioneer Natural Resources	18,500	2,677,875
Range Resources	64,500	1,843,410
		10,853,213

Financials# – 30.2%
American Financial Group	27,060	2,002,440
BOK Financial	36,720	2,528,172
Citizens Financial Group	134,660	3,585,996
Corrections Corporation of America – REIT	123,800	3,191,564
Eaton Vance	68,270	2,452,258
Fifth Third Bancorp	151,990	3,141,633
Franklin Resources	82,000	3,437,440
Investors Bancorp	218,754	2,804,426
Jones Lang LaSalle	10,400	1,727,648
Plum Creek Timber – REIT	40,050	2,034,941
Ryman Hospitality Properties – REIT	54,550	2,964,247
White Mountains Insurance Group	4,572	3,694,176
		33,564,941

Health Care – 7.2%
HealthSouth	86,310	3,037,249
St. Jude Medical	40,000	2,524,000
Universal Health Services, Class B	20,100	2,442,552
		8,003,801

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
NOVEMBER 30, 2015

Description	Shares	Value

COMMON STOCKS – 93.4% (Continued)

Industrials – 10.0%
ADT	89,560	$3,176,693
Clean Harbors*	73,140	3,166,230
Expeditors International of Washington	28,920	1,403,777
Huntington Ingalls Industries	26,240	3,435,341
		11,182,041

Information Technology – 7.6%
DST Systems	16,633	2,033,883
F5 Networks*	21,000	2,163,000
Lam Research	34,000	2,658,800
Synopsys*	32,180	1,611,575
		8,467,258

Materials – 4.0%
AptarGroup	21,300	1,586,424
Ashland	25,100	2,827,515
		4,413,939

Utilities – 7.9%
Entergy	41,550	2,768,477
Pinnacle West Capital	33,500	2,122,560
PPL	61,730	2,101,289
Public Service Enterprise Group	45,680	1,786,088
		8,778,414

Total Common Stocks
(Cost $99,955,387)		104,004,107

SHORT-TERM INVESTMENT – 6.7%
Invesco Treasury Portfolio, Institutional Class, 0.04%^
(Cost $7,413,015)	7,413,015	7,413,015
Total Investments – 100.1%
(Cost $107,368,402)		111,417,122
Other Assets and Liabilities, Net – (0.1)%		(110,118)
Total Net Assets – 100.0%		$111,307,004

*	Non-income producing security.
#	As of November 30, 2015, the Fund had a significant portion of its assets invested in this sector. See Note 9 in the Notes to the Financial Statements.
^	The rate shown is the annualized seven day effective yield as of November 30, 2015.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 2015

ASSETS:
Investments, at value
(Cost $107,368,402)	$111,417,122
Dividends & interest receivable	125,520
Receivable for capital shares sold	203,176
Prepaid expenses	16,139
Total assets	111,761,957

LIABILITIES:
Payable to investment adviser	71,267
Accrued distribution fees	10,573
Payable for fund administration & accounting fees	35,197
Payable for compliance fees	3,037
Payable for transfer agent fees & expenses	23,353
Payable for custody fees	2,146
Payable for capital shares redeemed	288,916
Payable for trustee fees	678
Accrued expenses	19,786
Total liabilities	454,953

NET ASSETS	$111,307,004

NET ASSETS CONSIST OF:
Paid-in capital	$104,423,605
Accumulated undistributed net investment income	395,103
Accumulated undistributed net realized gain on investments	2,439,576
Net unrealized appreciation on investments	4,048,720
Net Assets	$111,307,004

	Investor Class	Advisor Class
Net Assets	$20,320,246	$90,986,758
Shares issued and outstanding(1)	1,444,447	6,441,728
Net asset value, redemption price and
offering price per share	$14.07	$14.12

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2015

INVESTMENT INCOME:
Dividend income	$925,702
Interest income	609
Total investment income	926,311

EXPENSES:
Investment adviser fees (See Note 4)	530,596
Fund administration & accounting fees (See Note 4)	69,747
Transfer agent fees (See Note 4)	45,584
Distribution fees – Investor Class (See Note 5)	25,461
Federal & state registration fees	19,332
Audit fees	8,235
Custody fees (See Note 4)	6,264
Compliance fees (See Note 4)	6,039
Legal fees	5,757
Trustee fees (See Note 4)	5,268
Other	4,125
Postage & printing fees	4,026
Total expenses before waiver	730,434
Less: waiver from investment adviser (See Note 4)	(121,318)
Net expenses	609,116

NET INVESTMENT INCOME	317,195

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(644,364)
Net change in unrealized depreciation on investments	(3,741,176)
Net realized and unrealized loss on investments	(4,385,540)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,068,345)

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2015	Year Ended
	(Unaudited)	May 31, 2015
OPERATIONS:
Net investment income	$317,195	$356,398
Net realized gain (loss) on investments	(644,364)	4,916,122
Net change in unrealized appreciation (depreciation) on investments	(3,741,176)	1,856,794
Net increase (decrease) in net assets resulting from operations	(4,068,345)	7,129,314

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,418,735	7,164,376
Proceeds from reinvestment of distributions	—	713,547
Payments for shares redeemed	(1,701,574)	(1,946,905)
Increase (Decrease) in net assets from Investor Class transactions	(282,839)	5,931,018
Advisor Class:
Proceeds from shares sold	16,893,632	56,030,226
Proceeds from reinvestment of distributions	—	3,035,719
Payments for shares redeemed	(9,132,915)	(22,661,978)
Increase in net assets from Advisor Class transactions	7,760,717	36,403,967
Net increase in net assets resulting form capital share transactions	7,477,878	42,334,985

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—	(43,300)
Advisor Class	—	(328,486)
From net realized gains:
Investor Class	—	(683,163)
Advisor Class	—	(2,784,410)
Total distributions to shareholders	—	(3,839,359)

TOTAL INCREASE IN NET ASSETS	3,409,533	45,624,940

NET ASSETS:
Beginning of period	107,897,471	62,272,531
End of period, including accumulated undistributed
net investment income of $395,103 and $77,908, respectively	$111,307,004	$107,897,471

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

	Six Months Ended
	November 30, 2015		Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2015	May 31, 2014	May 31, 2013
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$14.65		$14.33	$12.76	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.03		0.02	0.06	0.08
Net realized and unrealized
gain (loss) on investments	(0.61)		0.92	2.11	2.73
Total from investment operations	(0.58)		0.94	2.17	2.81

LESS DISTRIBUTIONS:
Net investment income	—		(0.04)	(0.05)	(0.05)
Net capital gains	—		(0.58)	(0.55)	—
Total distributions	—		(0.62)	(0.60)	(0.05)

Net asset value, end of period	$14.07		$14.65	$14.33	$12.76

TOTAL RETURN	(3.96	)%(1)	6.72%	17.29%	28.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$20.3		$21.4	$15.0	$10.1

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.58	%(2)	1.61%	2.01%	3.16%
After expense reimbursement/waiver	1.35	%(2)	1.35%	1.35%	1.35%

Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement/waiver	0.17	%(2)	(0.06)%	(0.12)%	(0.86)%
After expense reimbursement/waiver	0.40	%(2)	0.20%	0.54%	0.95%

Portfolio turnover rate	36	%(1)	55%	41%	45%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

	Six Months Ended
	November 30, 2015		Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2015	May 31, 2014	May 31, 2013
Advisor Class

PER SHARE DATA:

Net asset value, beginning of period	$14.69		$14.36	$12.78	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.04		0.06	0.07	0.09
Net realized and unrealized
gain (loss) on investments	(0.61)		0.92	2.14	2.74
Total from investment operations	(0.57)		0.98	2.21	2.83

LESS DISTRIBUTIONS:
Net investment income	—		(0.07)	(0.08)	(0.05)
Net capital gains	—		(0.58)	(0.55)	—
Total distributions	—		(0.65)	(0.63)	(0.05)

Net asset value, end of period	$14.12		$14.69	$14.36	$12.78

TOTAL RETURN	(3.88	)%(1)	7.03%	17.58%	28.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$91.0		$86.5	$47.3	$14.7

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.33	%(2)	1.36%	1.76%	2.91%
After expense reimbursement/waiver	1.10	%(2)	1.10%	1.10%	1.10%

Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement/waiver	0.42	%(2)	0.19%	0.13%	(0.61)%
After expense reimbursement/waiver	0.65	%(2)	0.45%	0.79%	1.20%

Portfolio turnover rate	36	%(1)	55%	41%	45%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap Private Market Value Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 2015

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap Private Market Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Board Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on June 1, 2012. The Fund currently offers two classes of shares, the Investor Class and the Advisor Class. Investor Class shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended November 30, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended November 30, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2015, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Reinhart Mid Cap Private Market Value Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
NOVEMBER 30, 2015

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Reinhart Mid Cap Private Market Value Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
NOVEMBER 30, 2015

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$104,004,107	$—	$—	$104,004,107
Short-Term Investment	7,413,015	—	—	7,413,015
Total Investments in Securities	$111,417,122	$—	$—	$111,417,122

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Reinhart Partners, Inc. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.35% and 1.10% of average daily net assets of the Fund’s Investor Class shares and Advisor Class shares. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement will be in effect through at least September 30, 2016.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
5/31/2016	$215,138
5/31/2017	$242,674
5/31/2018	$231,042
5/31/2019	$121,318

Reinhart Mid Cap Private Market Value Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
NOVEMBER 30, 2015

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended November 30, 2015, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

5. DISTRIBUTION FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for distribution and service activities.  For the period ended November 30, 2015, the Investor Class incurred expenses of $25,461 pursuant to the Plan.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended
	November 30, 2015	Year Ended
	(Unaudited)	May 31, 2015
Investor Class:
Shares sold	101,390	500,013
Shares issued to holders in reinvestment of dividends	—	51,225
Shares redeemed	(120,454)	(135,999)
Net increase (decrease) in Investor Class shares	(19,064)	415,239
Advisor Class:
Shares sold	1,211,150	3,952,845
Shares issued to holders in reinvestment of dividends	—	217,618
Shares redeemed	(652,866)	(1,576,349)
Net increase in Advisor Class shares	558,284	2,594,114
Net increase in shares outstanding	539,220	3,009,353

Reinhart Mid Cap Private Market Value Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
NOVEMBER 30, 2015

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended November 30, 2015, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$44,005,002	$36,054,197

8. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at May 31, 2015, the Fund’s most recent fiscal year end, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Appreciation	Tax Cost
$11,267,899	$(3,545,901)	$7,721,998	$101,732,081

The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales.

At May 31, 2015, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Appreciation	Earnings
$829,349	$2,400,397	$—	$7,721,998	$10,951,744

As of May 31, 2015, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended May 31, 2015, the Fund does not plan to defer any late year losses.

There were no distributions made by the Fund for the period ended November 30, 2015.

The tax character of distributions paid during the year ended May 31, 2015 were as follows:

Ordinary Income*	Long Term Capital Gains	Total
$1,371,289	$2,468,070	$3,839,359

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

9. SECTOR RISK

As of November 30, 2015, the Fund had a significant portion of its assets invested in the financial services sector.  The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

Reinhart Mid Cap Private Market Value Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
NOVEMBER 30, 2015

10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2015, First Clearing, LLC, for the benefit of their customers, owned 26.91% of the outstanding shares of the Fund.

11. SUBSEQUENT EVENTS

On December 22, 2015, the Fund paid a distribution to the Investor Class in the amount of $625,722 or $0.42768 per share, and to the Advisor Class in the amount of $3,029,286 or $0.45881 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Reinhart Mid Cap Private Market Value Fund

ADDITIONAL INFORMATION (UNAUDITED)
NOVEMBER 30, 2015

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-774-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

Reinhart Mid Cap Private Market Value Fund

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed  of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Reinhart Partners, Inc.
1500 W. Market Street, Suite 100
Mequon, WI 53092

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-774-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Managed Portfolio Series

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date     February 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date     February 4, 2016

By (Signature and Title)*        /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     February 4, 2016

* Print the name and title of each signing officer under his or her signature.